Regulatory Matters (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 26, 2017 USD ($)	Mar. 31, 2016 USD ($)	May 31, 2014 MW	Mar. 31, 2017 USD ($) MW	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($)
Regulatory Matters [Line Items]
Capacity Sales, Percent Shared with Customers		50.00%
Equipment recovery approved amount					$ 676,000,000
Revenue requirement to be included in rate					49,900,000
CCT expenditures					124,000,000	$ 252,200,000	$ 176,300,000
Regulatory assets					450,710,000	448,200,000		$ 436,956,000
Regulatory Assets					484,622,000	456,202,000
Regulatory assets					33,912,000	8,002,000		32,784,000
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 30,800,000
Wholesale Sales Margins, Percent Shared with Customers		50.00%
Benchmark for Wholesale Sales Margin		$ 6,300,000
Eagle Valley [Member]
Regulatory Matters [Line Items]
Public Utilities, Approved Production Plan Capacity , Maximum | MW			685
Public Utilities, Approved Production Plant Capacity, Minimum | MW			644
Deferred Project Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets						128,610,000
Regulatory Assets				$ 117,700,000	117,700,000
Deferred MISO Non-fuel Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets					114,359,000
Regulatory assets				$ 11,800,000	11,800,000
Indianapolis Power And Light Company [Member]
Regulatory Matters [Line Items]
Capacity Sales, Percent Shared with Customers		50.00%
Equipment recovery approved amount					676,000,000
Revenue requirement to be included in rate					49,900,000
CCT expenditures					124,000,000	252,200,000	$ 176,300,000
Regulatory assets					450,710,000	448,200,000		436,956,000
Regulatory Assets					484,622,000	456,202,000
Regulatory assets					33,912,000	8,002,000		$ 32,784,000
Wholesale Sales Margins, Percent Shared with Customers		50.00%
Benchmark for Wholesale Sales Margin		$ 6,300,000.000
Indianapolis Power And Light Company [Member] | Eagle Valley [Member]
Regulatory Matters [Line Items]
Public Utilities, Approved Production Plan Capacity , Maximum | MW			685
Public Utilities, Approved Production Plant Capacity, Minimum | MW			644
Indianapolis Power And Light Company [Member] | Deferred Project Costs [Member]
Regulatory Matters [Line Items]
Regulatory Assets		117,700,000			117,700,000
Indianapolis Power And Light Company [Member] | Deferred MISO Non-fuel Costs [Member]
Regulatory Matters [Line Items]
Regulatory assets					114,359,000	$ 128,610,000
Regulatory assets		11,800,000.0			$ 11,800,000
Indianapolis Power And Light Company [Member] | Indiana [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					100
Indianapolis Power And Light Company [Member] | Minnesota [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					200
Length power purchase agreement					20 years
Indianapolis Power And Light Company [Member] | Solar Generated Electricity [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW					95
Subsequent Event [Member] | Indianapolis Power And Light Company [Member] | Solar Generated Electricity [Member]
Regulatory Matters [Line Items]
Amount of electricity required to be purchased under purchase power agreement | MW				97
Increase to Annual Depreciation Rate [Member]
Regulatory Matters [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		24,300,000
Increase to Annual Depreciation Rate [Member] | Indianapolis Power And Light Company [Member]
Regulatory Matters [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 24,300,000
NAAQs [Member]
Regulatory Matters [Line Items]
Percentage of approved qualifying costs to recover	80.00%
Public Utilities, approved capital cost for compliance projects	$ 29,000,000
CCR [Member]
Regulatory Matters [Line Items]
Percentage of approved qualifying costs to recover	80.00%
Public Utilities, approved capital cost for compliance projects	$ 47,000,000